ACCOUNTING POLICIES - Summary of Estimated Useful Life of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Freehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	50 years
Leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	shorter of the term of the lease and life of the asset
Bottom of Range | Fixtures, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	3 years
Bottom of Range | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	3 years
Top of Range | Fixtures, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	10 years
Top of Range | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	5 years